Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000219574 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. SMID Fund
Class Name	Institutional Shares
Trading Symbol	FHUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. SMID Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 2500 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity and/or equity-related securities of small-cap and mid-cap companies.
Top Contributors to Performance
  Stock selection in the Energy sector positively affected Fund relative performance.
  By sector, overweight positions in Information Technology, underweight positions in Consumer Staples and zero-weight in Real Estate aided performance.
  Top individual outperforming holdings included Teradyne, nVent Electric and Entegris.
Top Detractors from Performance
  Stock selection in the Information Technology, Health Care and Industrial sectors detracted the most from Fund relative performance.
  By sector, cash allocation, underweight allocation in Energy and overweight allocation in Materials detracted from performance.
  Top individual detracting holdings included Axon Enterprise, SanDisk and Guidewire.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 6, 2020 through June 30, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	18.45%	7.66%	13.44%
Russell 3000 Index	22.81%	12.30%	16.91%
Russell 2500 Index	36.72%	8.30%	15.35%
Morningstar US Mid-Cap Blend Funds Average	23.00%	8.61%	14.63%
[1]	Commenced operations on July 6, 2020.

Performance Inception Date	Jul. 06, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 5,460,821
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,460,821
Number of Investments	60
Portfolio Turnover	65%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
On July 16, 2026, the Board of Trustees of Federated Hermes Adviser Series approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about August 26, 2026.
Effective August 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. equity securities of small- to mid-capitalization (SMID) companies.

Material Fund Change Strategies [Text Block]
Effective August 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. equity securities of small- to mid-capitalization (SMID) companies.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation